Document And Entity Information	Apr. 07, 2020
Cover [Abstract]
Entity Registrant Name	Dorman Products, Inc.
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2020
Current Fiscal Year End Date	--12-28
Entity Central Index Key	0000868780
Entity File Number	000-18914
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2078856
Entity Address, Address Line One	3400 East Walnut Street
Entity Address, City or Town	Colmar
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18915
City Area Code	215
Local Phone Number	997-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of each class	Common Stock, $0.01 Par Value
Trading Symbol	DORM
Name of each exchange on which registered	NASDAQ